Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Guarantor Obligations [Line Items]
In 2014	$ 200
After 2014	6,800
Contractual Obligation, Total	7,000
License Fees
Guarantor Obligations [Line Items]
In 2014	100
After 2014	5,300
Contractual Obligation, Total	5,400
Royalty Payments
Guarantor Obligations [Line Items]
In 2014	100
After 2014	1,500
Contractual Obligation, Total	$ 1,600